Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DELAWARE GROUP TAX FREE FUND
Entity Central Index Key	0000728352
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000006385 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Tax-Free USA Fund
Class Name	Class A
Trading Symbol	DMTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Tax-Free USA Fund (Fund) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]	What were the Fund's costs for the last 12 months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$85	0.80%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Tax-Free USA Fund (Class A) returned 11.99% (excluding sales charge) for the 12 months ended August 31, 2024. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 6.09%.
Top contributors to performance:
Municipal yields fell over the fiscal year against a backdrop of slowing inflation and anticipation that the US Federal Reserve (Fed) would eventually cut rates. As a result, the longer end of the curve outperformed.
Lower-investment-grade and below-investment-grade segments drove performance. The catalyst was a strong technical backdrop of diminutive high yield issuance coupled with inflows to municipal mutual funds, particularly high yield funds.
Key contributors to performance included:
Overweight to the long bond (22+ years) segment of the curve
Overweight to BBB-rated credit
Meaningful out-of-benchmark allocation to below-investment-grade securities
Top detractors from performance:
The front end of the curve – which is, by its nature, shorter in duration – detracted from performance over the fiscal year, as this maturity segment lagged relative to the intermediate and long ends of the curve.
Key detractors from performance included:
Modest out-of-benchmark allocation to the front end (0-1 year) of the curve
Allocation to pre-refunded bonds, predominantly on the front end of the curve

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period August 31, 2014, through August 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2024)	1 year	5 year	10 year
Delaware Tax-Free USA Fund (Class A) – including sales charge	6.97%	0.91%	2.45%
Delaware Tax-Free USA Fund (Class A) – excluding sales charge	11.99%	1.84%	2.92%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 1,220,921,586
Holdings Count | Holding	288
Advisory Fees Paid, Amount	$ 4,579,455
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of August 31, 2024)
Fund net assets	$1,220,921,586
Total number of portfolio holdings	288
Total advisory fees paid	$4,579,455
Portfolio turnover rate	28%

Holdings [Text Block]
Fund holdings (as of August 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Special Tax Revenue Bonds	16.49%
Industrial Development Revenue/Pollution Control Revenue Bonds	15.91%
Healthcare Revenue Bonds	13.75%
Education Revenue Bonds	12.24%
Transportation Revenue Bonds	11.70%
Lease Revenue Bonds	7.31%
State General Obligation Bonds	6.39%
Housing Revenue Bonds	5.31%
Local General Obligation Bonds	3.60%
Electric Revenue Bonds	2.19%

State and territory allocation
California	13.91%
Puerto Rico	13.87%
New York	9.86%
Illinois	9.21%
Florida	6.84%
Texas	3.98%
Pennsylvania	3.84%
Arizona	3.65%
Colorado	3.49%
Ohio	2.77%

C000006387 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Tax-Free USA Fund
Class Name	Class C
Trading Symbol	DUSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Tax-Free USA Fund (Fund) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$164	1.55%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Tax-Free USA Fund (Class C) returned 11.15% (excluding sales charge) for the 12 months ended August 31, 2024. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 6.09%.
Top contributors to performance:
Municipal yields fell over the fiscal year against a backdrop of slowing inflation and anticipation that the US Federal Reserve (Fed) would eventually cut rates. As a result, the longer end of the curve outperformed.
Lower-investment-grade and below-investment-grade segments drove performance. The catalyst was a strong technical backdrop of diminutive high yield issuance coupled with inflows to municipal mutual funds, particularly high yield funds.
Key contributors to performance included:
Overweight to the long bond (22+ years) segment of the curve
Overweight to BBB-rated credit
Meaningful out-of-benchmark allocation to below-investment-grade securities
Top detractors from performance:
The front end of the curve – which is, by its nature, shorter in duration – detracted from performance over the fiscal year, as this maturity segment lagged relative to the intermediate and long ends of the curve.
Key detractors from performance included:
Modest out-of-benchmark allocation to the front end (0-1 year) of the curve
Allocation to pre-refunded bonds, predominantly on the front end of the curve

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2014, through August 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2024)	1 year	5 year	10 year
Delaware Tax-Free USA Fund (Class C) – including sales charge	10.15%	1.08%	2.14%
Delaware Tax-Free USA Fund (Class C) – excluding sales charge	11.15%	1.08%	2.14%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 1,220,921,586
Holdings Count | Holding	288
Advisory Fees Paid, Amount	$ 4,579,455
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of August 31, 2024)
Fund net assets	$1,220,921,586
Total number of portfolio holdings	288
Total advisory fees paid	$4,579,455
Portfolio turnover rate	28%

Holdings [Text Block]
Fund holdings (as of August 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Special Tax Revenue Bonds	16.49%
Industrial Development Revenue/Pollution Control Revenue Bonds	15.91%
Healthcare Revenue Bonds	13.75%
Education Revenue Bonds	12.24%
Transportation Revenue Bonds	11.70%
Lease Revenue Bonds	7.31%
State General Obligation Bonds	6.39%
Housing Revenue Bonds	5.31%
Local General Obligation Bonds	3.60%
Electric Revenue Bonds	2.19%

State and territory allocation
California	13.91%
Puerto Rico	13.87%
New York	9.86%
Illinois	9.21%
Florida	6.84%
Texas	3.98%
Pennsylvania	3.84%
Arizona	3.65%
Colorado	3.49%
Ohio	2.77%

C000074146 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Tax-Free USA Fund
Class Name	Institutional Class
Trading Symbol	DTFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Tax-Free USA Fund (Fund) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Tax-Free USA Fund (Institutional Class) returned 12.21% (excluding sales charge) for the 12 months ended August 31, 2024. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 6.09%.
Top contributors to performance:
Municipal yields fell over the fiscal year against a backdrop of slowing inflation and anticipation that the US Federal Reserve (Fed) would eventually cut rates. As a result, the longer end of the curve outperformed.
Lower-investment-grade and below-investment-grade segments drove performance. The catalyst was a strong technical backdrop of diminutive high yield issuance coupled with inflows to municipal mutual funds, particularly high yield funds.
Key contributors to performance included:
Overweight to the long bond (22+ years) segment of the curve
Overweight to BBB-rated credit
Meaningful out-of-benchmark allocation to below-investment-grade securities
Top detractors from performance:
The front end of the curve – which is, by its nature, shorter in duration – detracted from performance over the fiscal year, as this maturity segment lagged relative to the intermediate and long ends of the curve.
Key detractors from performance included:
Modest out-of-benchmark allocation to the front end (0-1 year) of the curve
Allocation to pre-refunded bonds, predominantly on the front end of the curve

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2014, through August 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2024)	1 year	5 year	10 year
Delaware Tax-Free USA Fund (Institutional Class) – including sales charge	12.21%	2.09%	3.17%
Delaware Tax-Free USA Fund (Institutional Class) – excluding sales charge	12.21%	2.09%	3.17%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 1,220,921,586
Holdings Count | Holding	288
Advisory Fees Paid, Amount	$ 4,579,455
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of August 31, 2024)
Fund net assets	$1,220,921,586
Total number of portfolio holdings	288
Total advisory fees paid	$4,579,455
Portfolio turnover rate	28%

Holdings [Text Block]
Fund holdings (as of August 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Special Tax Revenue Bonds	16.49%
Industrial Development Revenue/Pollution Control Revenue Bonds	15.91%
Healthcare Revenue Bonds	13.75%
Education Revenue Bonds	12.24%
Transportation Revenue Bonds	11.70%
Lease Revenue Bonds	7.31%
State General Obligation Bonds	6.39%
Housing Revenue Bonds	5.31%
Local General Obligation Bonds	3.60%
Electric Revenue Bonds	2.19%

State and territory allocation
California	13.91%
Puerto Rico	13.87%
New York	9.86%
Illinois	9.21%
Florida	6.84%
Texas	3.98%
Pennsylvania	3.84%
Arizona	3.65%
Colorado	3.49%
Ohio	2.77%

C000006388 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Tax-Free USA Intermediate Fund
Class Name	Class A
Trading Symbol	DMUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Tax-Free USA Intermediate Fund (Fund) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]	What were the Fund's costs for the last 12 months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Tax-Free USA Intermediate Fund (Class A) returned 9.15% (excluding sales charge) for the 12 months ended August 31, 2024. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index and primary benchmark, returned 6.09%, while the Bloomberg 3-15 Year Blend Municipal Bond Index, the Fund's narrowly based securities market index and secondary benchmark, returned 5.26%.
Top contributors to performance:
Municipal yields fell over the fiscal year against a backdrop of slowing inflation and anticipation that the US Federal Reserve (Fed) would eventually cut rates. As a result, the longer end of the curve outperformed.
Lower-investment-grade and below-investment-grade segments drove performance. The catalyst was a strong technical backdrop of diminutive high yield issuance coupled with inflows to municipal mutual funds, particularly high yield funds.
Key contributors to performance included:
Out-of-benchmark allocation to the 17+ years segment of the curve relative to the Fund's secondary benchmark
Overweight to BBB-rated credit relative to the Fund's primary benchmark
Meaningful out-of-benchmark allocation to below-investment-grade securities relative to the Fund's benchmarks
Top detractors from performance:
The front end of the curve – which is, by its nature, shorter in duration – detracted from performance over the fiscal year, as this maturity segment lagged relative to the intermediate and long ends of the curve.
Key detractors from performance relative to the Fund's secondary benchmark included:
Modest out-of-benchmark allocation to the front end (0-1 year) of the curve
Allocation to pre-refunded bonds, predominantly on the front end of the curve

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period August 31, 2014, through August 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2024)	1 year	5 year	10 year
Delaware Tax-Free USA Intermediate Fund (Class A) – including sales charge	6.17%	0.72%	1.92%
Delaware Tax-Free USA Intermediate Fund (Class A) – excluding sales charge	9.15%	1.28%	2.20%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%
Bloomberg 3–15 Year Blend Municipal Bond Index	5.26%	1.10%	2.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Bloomberg Municipal Bond Index. Although the Bloomberg Municipal Bond Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Bloomberg 3–15 Year Blend Municipal Bond Index for comparative purposes because the Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.

Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 1,213,278,557
Holdings Count | Holding	453
Advisory Fees Paid, Amount	$ 4,204,145
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of August 31, 2024)
Fund net assets	$1,213,278,557
Total number of portfolio holdings	453
Total advisory fees paid	$4,204,145
Portfolio turnover rate	28%

Holdings [Text Block]
Fund holdings (as of August 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrial Development Revenue/Pollution Control Revenue Bonds	19.18%
Transportation Revenue Bonds	16.10%
Special Tax Revenue Bonds	13.80%
State General Obligation Bonds	9.90%
Lease Revenue Bonds	8.45%
Healthcare Revenue Bonds	8.15%
Education Revenue Bonds	6.82%
Local General Obligation Bonds	4.86%
Electric Revenue Bonds	4.20%
Housing Revenue Bonds	4.13%

State and territory allocation
New York	15.15%
Puerto Rico	10.67%
California	10.24%
Illinois	9.74%
Florida	6.21%
New Jersey	5.31%
Colorado	4.37%
Arizona	4.01%
Pennsylvania	3.49%
Texas	3.12%

C000006390 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Tax-Free USA Intermediate Fund
Class Name	Class C
Trading Symbol	DUICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Tax-Free USA Intermediate Fund (Fund) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$156	1.50%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Tax-Free USA Intermediate Fund (Class C) returned 8.34% (excluding sales charge) for the 12 months ended August 31, 2024. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index and primary benchmark, returned 6.09%, while the Bloomberg 3-15 Year Blend Municipal Bond Index, the Fund's narrowly based securities market index and secondary benchmark, returned 5.26%.
Top contributors to performance:
Municipal yields fell over the fiscal year against a backdrop of slowing inflation and anticipation that the US Federal Reserve (Fed) would eventually cut rates. As a result, the longer end of the curve outperformed.
Lower-investment-grade and below-investment-grade segments drove performance. The catalyst was a strong technical backdrop of diminutive high yield issuance coupled with inflows to municipal mutual funds, particularly high yield funds.
Key contributors to performance included:
Out-of-benchmark allocation to the 17+ years segment of the curve relative to the Fund's secondary benchmark
Overweight to BBB-rated credit relative to the Fund's primary benchmark
Meaningful out-of-benchmark allocation to below-investment-grade securities relative to the Fund's benchmarks
Top detractors from performance:
The front end of the curve – which is, by its nature, shorter in duration – detracted from performance over the fiscal year, as this maturity segment lagged relative to the intermediate and long ends of the curve.
Key detractors from performance relative to the Fund's secondary benchmark included:
Modest out-of-benchmark allocation to the front end (0-1 year) of the curve
Allocation to pre-refunded bonds, predominantly on the front end of the curve

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2014, through August 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2024)	1 year	5 year	10 year
Delaware Tax-Free USA Intermediate Fund (Class C) – including sales charge	7.34%	0.48%	1.37%
Delaware Tax-Free USA Intermediate Fund (Class C) – excluding sales charge	8.34%	0.48%	1.37%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%
Bloomberg 3–15 Year Blend Municipal Bond Index	5.26%	1.10%	2.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Bloomberg Municipal Bond Index. Although the Bloomberg Municipal Bond Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Bloomberg 3–15 Year Blend Municipal Bond Index for comparative purposes because the Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.

Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 1,213,278,557
Holdings Count | Holding	453
Advisory Fees Paid, Amount	$ 4,204,145
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of August 31, 2024)
Fund net assets	$1,213,278,557
Total number of portfolio holdings	453
Total advisory fees paid	$4,204,145
Portfolio turnover rate	28%

Holdings [Text Block]
Fund holdings (as of August 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrial Development Revenue/Pollution Control Revenue Bonds	19.18%
Transportation Revenue Bonds	16.10%
Special Tax Revenue Bonds	13.80%
State General Obligation Bonds	9.90%
Lease Revenue Bonds	8.45%
Healthcare Revenue Bonds	8.15%
Education Revenue Bonds	6.82%
Local General Obligation Bonds	4.86%
Electric Revenue Bonds	4.20%
Housing Revenue Bonds	4.13%

State and territory allocation
New York	15.15%
Puerto Rico	10.67%
California	10.24%
Illinois	9.74%
Florida	6.21%
New Jersey	5.31%
Colorado	4.37%
Arizona	4.01%
Pennsylvania	3.49%
Texas	3.12%

C000074147 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Tax-Free USA Intermediate Fund
Class Name	Institutional Class
Trading Symbol	DUSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Tax-Free USA Intermediate Fund (Fund) for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Tax-Free USA Intermediate Fund (Institutional Class) returned 9.37% (excluding sales charge) for the 12 months ended August 31, 2024. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index and primary benchmark, returned 6.09%, while the Bloomberg 3-15 Year Blend Municipal Bond Index, the Fund's narrowly based securities market index and secondary benchmark, returned 5.26%.
Top contributors to performance:
Municipal yields fell over the fiscal year against a backdrop of slowing inflation and anticipation that the US Federal Reserve (Fed) would eventually cut rates. As a result, the longer end of the curve outperformed.
Lower-investment-grade and below-investment-grade segments drove performance. The catalyst was a strong technical backdrop of diminutive high yield issuance coupled with inflows to municipal mutual funds, particularly high yield funds.
Key contributors to performance included:
Out-of-benchmark allocation to the 17+ years segment of the curve relative to the Fund's secondary benchmark
Overweight to BBB-rated credit relative to the Fund's primary benchmark
Meaningful out-of-benchmark allocation to below-investment-grade securities relative to the Fund's benchmarks
Top detractors from performance:
The front end of the curve – which is, by its nature, shorter in duration – detracted from performance over the fiscal year, as this maturity segment lagged relative to the intermediate and long ends of the curve.
Key detractors from performance relative to the Fund's secondary benchmark included:
Modest out-of-benchmark allocation to the front end (0-1 year) of the curve
Allocation to pre-refunded bonds, predominantly on the front end of the curve

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2014, through August 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2024)	1 year	5 year	10 year
Delaware Tax-Free USA Intermediate Fund (Institutional Class) – including sales charge	9.37%	1.47%	2.38%
Delaware Tax-Free USA Intermediate Fund (Institutional Class) – excluding sales charge	9.37%	1.47%	2.38%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%
Bloomberg 3–15 Year Blend Municipal Bond Index	5.26%	1.10%	2.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Bloomberg Municipal Bond Index. Although the Bloomberg Municipal Bond Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Bloomberg 3–15 Year Blend Municipal Bond Index for comparative purposes because the Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.

Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 1,213,278,557
Holdings Count | Holding	453
Advisory Fees Paid, Amount	$ 4,204,145
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of August 31, 2024)
Fund net assets	$1,213,278,557
Total number of portfolio holdings	453
Total advisory fees paid	$4,204,145
Portfolio turnover rate	28%

Holdings [Text Block]
Fund holdings (as of August 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrial Development Revenue/Pollution Control Revenue Bonds	19.18%
Transportation Revenue Bonds	16.10%
Special Tax Revenue Bonds	13.80%
State General Obligation Bonds	9.90%
Lease Revenue Bonds	8.45%
Healthcare Revenue Bonds	8.15%
Education Revenue Bonds	6.82%
Local General Obligation Bonds	4.86%
Electric Revenue Bonds	4.20%
Housing Revenue Bonds	4.13%

State and territory allocation
New York	15.15%
Puerto Rico	10.67%
California	10.24%
Illinois	9.74%
Florida	6.21%
New Jersey	5.31%
Colorado	4.37%
Arizona	4.01%
Pennsylvania	3.49%
Texas	3.12%